Tonaquint, Inc. convertible notes payable (Details) (USD $)	Jun. 30, 2014	Oct. 11, 2013
Tonaquint, Inc. convertible notes payable
Company received, a net from Tonaquint, Inc.		$ 112,500
Commission to a third party		12,500
Company borrowed from Tonaquint, Inc. pursuant to an unsecured convertible promissory note.		141,500
Original issue discount and fees amounting		16,500
Once-off interest charge		10.00%
Once-off interest charge of 10% amounting		$ 14,150
The note Tonaquint, Inc. is convertible into common stock at any time, at the holder's option, equal to the lesser of $0.65 or 60% of the lowest trade pricein no of days prior to conversion		25
Tonaquint converted the note outstanding borrowed on October 11, 2013 into common shares	885,683
Tonaquint converted the remaining note outstanding borrowed on October 11, 2013 into common shares	397,893